Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Schedule of trade and other receivables

Figures in million – SA rand	2025	2024	2023
Trade receivables — gold operations	—	56	—
Trade receivables — PGM operations	3,305	2,099	5,353
PGM sales concentrate	1,286	965	3,407
PGM sales other	2,019	1,134	1,946
Trade receivables — zinc concentrate sales	84	356	108
Trade receivables — Sandouville metals sales	31	122	261
Trade receivables — e-scrap recycling	531	249	—
Other trade and non-trade receivables[1]	881	783	947
Payroll debtors	219	192	273
Interest receivable	46	42	90
Financial assets	5,097	3,899	7,032
Prepayments[2]	660	793	1,219
Value added tax	1,054	1,030	649
Total trade and other receivables	6,811	5,722	8,900
1These receivables arise from the Group's non-core activities such as services rendered by service entities to third parties, scrap metal and diesel sales, recovery of water and electricity and other miscellaneous items, and therefore do not include the Group's proceeds from the sale of products
2Prepayments for the year ended 31 December 2024 includes prepayments of DRDGOLD made towards capital projects amounting to R113 million (2023: R610 million)
The table below summarises the impairment allowance raised on other non-trade receivables that are considered to be impaired:

Figures in million – SA rand	2025	2024	2023
Balance at beginning of the year	253	101	214
Impairment allowance recognised in profit or loss for the year	92	161	21
Financial assets written off	(129)	(6)	(132)
Impaired financial assets recovered during the year	(8)	(3)	(2)
Balance at end of the year[1]	208	253	101
1The impairment allowance mainly relates to payroll receivables, property rentals and certain supplier loans. During 2024, an impairment allowance related to a receivable balance from Blue Ridge Platinum Proprietary Limited (Blue Ridge) was recognised amounting to R118 million. The remaining impairment allowance recognised for 2024 also relates to non-core activity receivables of the Group